Equity - Deferred Share Units (Details) - DSUs - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Share Units [Roll Forward]
Beginning balance at (in shares)	737,369	709,680
DSUs Granted (in shares)	252,299	93,188
DSUs Exercised (in shares)	0	(65,499)
Ending balance at (in shares)	989,668	737,369